Schedule of Geographic Area Information Includes Revenue (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 17,431,858	$ 2,535,358	¥ 73,148,556	¥ 56,199,286
Greater China
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	16,430,205	2,389,674	19,690,716	48,041,372
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	0	0	51,156,109	3,012,901
Other areas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 1,001,653	$ 145,684	¥ 2,301,731	¥ 5,145,013